Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	From time to time, the Company grants stock options to its employees, including the named executive officers. Historically, the Company has granted new-hire option awards on or soon after certain new hire’s employment start date and annual employee option grants in the first quarter of each fiscal year. Annual grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in such quarter. The Company’s typical practice is to grant annual employee stock options shortly after the date in which the options are approved. Also, non-employee directors receive grants of annual stock option awards at the time of each annual meeting of the Company’s stockholders pursuant to our non-employee director compensation program, as further described under the heading, “Non-Employee Director Compensation” above. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Board and the Compensation Committee generally do not take material nonpublic information (“MNPI”) into account when determining the timing of awards and do not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.
Award Timing Method	From time to time, the Company grants stock options to its employees, including the named executive officers. Historically, the Company has granted new-hire option awards on or soon after certain new hire’s employment start date and annual employee option grants in the first quarter of each fiscal year. Annual grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in such quarter. The Company’s typical practice is to grant annual employee stock options shortly after the date in which the options are approved. Also, non-employee directors receive grants of annual stock option awards at the time of each annual meeting of the Company’s stockholders pursuant to our non-employee director compensation program, as further described under the heading, “Non-Employee Director Compensation” above. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Board and the Compensation Committee generally do not take material nonpublic information (“MNPI”) into account when determining the timing of awards and do not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	From time to time, the Company grants stock options to its employees, including the named executive officers. Historically, the Company has granted new-hire option awards on or soon after certain new hire’s employment start date and annual employee option grants in the first quarter of each fiscal year. Annual grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in such quarter. The Company’s typical practice is to grant annual employee stock options shortly after the date in which the options are approved. Also, non-employee directors receive grants of annual stock option awards at the time of each annual meeting of the Company’s stockholders pursuant to our non-employee director compensation program, as further described under the heading, “Non-Employee Director Compensation” above. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Board and the Compensation Committee generally do not take material nonpublic information (“MNPI”) into account when determining the timing of awards and do not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false